Notes Payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Nov. 30, 2017	Sep. 01, 2016
Debt Disclosure [Abstract]
Note Payable								$ 500,000	$ 40,122
Interest Rate of Note Payable									0.00%
Monthly Payament Amount									$ 1,115
Discount									$ 36,634
Term of Note Payable									3
Balance on the Note		$ 26,130			$ 26,130		$ 26,130
Interest Expense on Note 1	$ 559	$ 416	$ 1,220	$ 493	$ 1,045	$ 710
Interest Expense on Note 2				521		$ 710	$ 1,755
Loss on extinguishment								$ 15,256
Interest Bearing Notes				$ 30,000